MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2015
MAJOR CUSTOMERS
Schedule of details of customers accounting for 10% or more of total net revenues
	Years Ended December 31
	2013	2014	2015
	$	$	$
Company A	220,566	214,347	160,183
Company B	196,538	218,631	7,544